Document And Entity Information	3 Months Ended
Mar. 31, 2023
Document Information Line Items
Entity Registrant Name	180 Life Sciences Corp.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001690080
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE